STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning	5,660,000	6,519,500	5,829,500
Expired		(859,500)	(787,500)
Granted	50,000		1,515,000
Cancelled			(37,500)
Number of outstanding balance, Ending	5,710,000	5,660,000	6,519,500	5,829,500
Options exercisable	5,710,000
Weighted average exercise price, Beginning	$ 1.74	$ 4.43	$ 4.39
Expired		2.99	5.07
Granted	2.93		1.15
Cancelled			6.47
Weighted average exercise price, Ending	1.75	$ 1.74	$ 4.43	$ 4.39
Options exercisable	$ 1.75
Weighted average remaining contractual life (in years)	9 years 11 days	8 years 4 months 13 days	4 years 3 months 11 days	3 years 11 months 1 day
Granted	7 years 4 months 20 days
Weighted average remaining contractual life options exercisable (in years)	7 years 4 months 20 days